   FUND PROFILE
 ____________, 1999

T. Rowe Price Personal Strategy Funds

Personal Strategy Growth Fund

 A fund seeking capital growth and income by investing in a mix of stocks, bonds, and money market securities.

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

 What is the fund's objective?

   The fund seeks the highest total return over time, with a primary emphasis on capital growth and a secondary emphasis on income.


 What is the fund's principal investment strategy?

   The fund typically invests in a diversified portfolio consisting of about 80% stocks and 20% bonds and money market securities. Under normal conditions, allocations for the fund can vary by 10 percentage points above or below these ranges, based on our outlook for the economy and the financial markets. Under unusual conditions, the fund may invest in money market securities without limitation for temporary defensive purposes.

   When deciding upon allocations within these prescribed limits, the manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when selecting particular stocks to purchase, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- to large-cap stocks. This process draws heavily upon T. Rowe Price's proprietary stock research expertise. While the fund maintains a well-diversified portfolio, the manager may at a particular time shade stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential. Much the same security selection process applies to bonds. For example, when deciding on whether to adjust allocations to high-yield (junk) bonds, the manager will weigh such factors as the outlook for the economy and corporate earnings and the yield advantage lower-rated bonds offer over investment-grade bonds.

Fund Summary
 Strategy                                            Benchmarks             Ranges
 Invests at least 65% of total assets in             80% Stocks             70 - 90
 common stocks of companies whose earnings           20% Bond               %
 and dividends we expect to increase.                s                      10 - 30
                                                      and money
                                                     markets
 -------------------------------------------------------------------------------------------


   Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call 1-800-638-5660.


 What are the main risks of investing in the fund?

   The fund's program of investing in stocks, bonds, and money market securities exposes it to a variety of risks. Each of these risks is proportional to the percentage of assets the fund has in these securities. They include:

  . Risks of stock investing Stock prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of funds.

  . Risks of bond investing Bonds are debt securities, meaning the issuer has a contractual obligation to pay interest at a fixed rate on specified dates and to repay the principal (face value) upon maturity. Bonds in the fund have two main sources of risk. Interest rate risk is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically suffer greater declines than those with shorter maturities. Credit risk is the chance that any fund holding could have its credit downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price.

   While the fund expects to invest primarily in investment-grade bonds, it may also hold high-yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA) to medium (BBB) quality, and high-yield bonds are rated BB and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB-rated bonds may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads.

  . Risks of foreign securities To the extent the fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   3 The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund is designed for more aggressive investors who want significant exposure to stocks and can withstand inevitable setbacks in an effort to achieve potential long-term growth.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.


   3 The fund should not represent your complete investment program or be used for short-term trading purposes.

 How has the fund performed in the past?

   The bar chart and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is no guarantee of its future returns.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns accompanying the following chart. The returns are only for the years depicted in the chart.

 INSERT PSG BAR
CHART HERE
  Calendar Year Total Returns
 -------------------------------
     "95"            31.43
     "96"            17.68
     "97"            20.56
     "98"            15.65
 -------------------------------


          Quarter ended              Total return

 Best quarter                            6/30/97 11.73%

 Worst quarter                           3/31/97 -0.07%

 Average Annual Total Returns
                                                         Periods ended December 31, 1998
                                                                         Since inception
                                                           1 year           (7/29/94)

  Personal Strategy Growth Fund                            15.65%            19.51%
                                                       -------------------------------------
  Merrill Lynch-Wilshire Capital Market Index              18.45             18.72
  Combined Index Portfolio/a/                              24.85             23.84
  (80% Stocks, 20% Bonds and Money Markets)
 ------------------------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 / a/The securities indexes used as comparisons for the stock, bond, and money market portions of the fund are the S&P 500, the Lehman Brothers Aggregate Bond Index, and 90-day Treasury bills, respectively.




 What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

 Fees and Expenses of the Fund
                                     Annual fund operating expenses
                              (expenses that are deducted from fund assets)
 ----------------------------------------------------------------------------
  Management fee                                 0.62%/a/
                              -----------------------------------------------
  Other expenses                                 0.59%
                              -----------------------------------------------
  Total annual fund                              1.21%
  operating expenses
                              -----------------------------------------------
  Fee waiver/reimbursement                       0.11%
                              -----------------------------------------------
  Net expenses                                   1.10%/a/
 ---------------------------------------------------------------------------------



 /a /T. Rowe Price is contractually obligated to waive its fees and bear any expenses to the extent such fees or expenses would cause the fund's ratio of expenses to average net assets to exceed the indicated percentage limitations. Fees waived or expenses paid or assumed are subject to reimbursement to T. Rowe Price by the fund through the indicated reimbursement date, but no reimbursement will be made if it would result in a fund's expense ratio exceeding its specified limit. A summary of the fund's expense limitation and the periods for which it is effective is set forth below:

                                 Limitation Period                             Expense Ratio Limitation  Reimbursement Date
                                  6/1/98-5/31/00                                        0.90%                 5/31/02
      -----------------------------------------------------------------------------------------------------------------------
                                  6/1/96-5/31/98                                        1.05%                 5/31/00
      -----------------------------------------------------------------------------------------------------------------------
                                  6/1/98-5/31/00                                        1.10%                 5/31/02


   Previously the fund operated under a 1.10% expense ratio limitation that expired on May 31, 1998. Effective June 1, 1998, T. Rowe Price agreed to extend this limitation through May 31, 2000. Any accrued fees or expenses are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 1.10%; however, no reimbursement will be made after May 31, 2000 (for the first agreement), May 31, 2002 (for the second agreement), or if it would result in the expense ratio exceeding 1.10%.



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

      1 year       3 years      5 years     10 years

       $112           $            $            $
                     376          668         1,533
    ----------------------------------------------------



 Who manages the fund?

   The fund is managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edmund M. Notzon manages the fund day-to-day and has been chairman of its Investment Advisory Committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.

 The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 How can I purchase shares?

   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500, ($1,000 for IRAs and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder, our no-cost systematic investment plan for T. Rowe Price investors. The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 When will I receive income and capital gain distributions?

   The fund distributes income, if any, annually and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.

NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _   _ _ _ - _ _ _ _                            _ _ _ _

Evening Phone                               Ext.
_ _ _   _ _ _ - _ _ _ _                            _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day year                     month day year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners


                                  G00-008 6/30/98

E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
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